LOANS, FINANCING, DEBENTURES AND LEASES - Breakdown (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) installment	Dec. 31, 2019 BRL (R$)
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 3,682,472	R$ 4,126,490
Noncurrent	9,556,694	9,698,183
Total	13,239,166	13,824,673
Loans and financing | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	61	23,865
Noncurrent	51	24,985
Total	112	48,850
Financing - BNDES PSI maturing 1/15/2023 | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	61	8,847
Noncurrent	51	112
Total	R$ 112	8,959
Financing - BNDES PSI maturing 1/15/2023 | Home currency | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	2.50%
Financing - BNDES PSI maturing 1/15/2023 | Home currency | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	5.50%
Financing - BNB maturing 8/18/2022 | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current		15,018
Noncurrent		24,873
Total		39,891
Bank guarantee (in percent)	100.00%
Number of installments | installment	3
Remaining balances		13,212
Financing - BNB maturing 8/18/2022 | Home currency | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	7.06%
Financing - BNB maturing 8/18/2022 | Home currency | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	10.00%
Financing - Suppliers | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 375,700	996,177
Noncurrent		97
Total	R$ 375,700	996,274
Financing - Suppliers | Home currency | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	114.60%
Financing - Suppliers | Home currency | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	149.00%
Debentures | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 1,044,668	1,077,183
Noncurrent	999,908	2,027,167
Total	2,044,576	3,104,350
1st issue - Minas Comunica | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	29,352	28,366
Noncurrent		28,366
Total	R$ 29,352	56,732
1st issue - Minas Comunica | IPCA | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	0.50%
5th issue | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
CDI, as percentage	108.25%
Current	R$ 1,015,316	44,504
Noncurrent	999,908	1,998,801
Total	R$ 2,015,224	2,043,305
6th issue | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	0.24%
CDI, as percentage	100.00%
Current		1,004,313
Total		1,004,313
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 2,262,043	2,029,265
Noncurrent	R$ 8,556,735	7,161,886
Leases | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	7.69%
Current	R$ 2,262,043	2,029,265
Noncurrent	8,556,735	7,161,886
Total	R$ 10,818,778	9,191,151
Contingent Consideration | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Noncurrent		484,048
Total		R$ 484,048